Average Annual Total Returns{- Fidelity Investment Grade Bond Fund} - 08.31 Fidelity Investment Grade Bond Fund AMCIZ PRO-13 - Fidelity Investment Grade Bond Fund	Fidelity Advisor Investment Grade Bond Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Investment Grade Bond Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Investment Grade Bond Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Investment Grade Bond Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Investment Grade Bond Fund: Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years
Total	5.20%	4.46%	3.69%	3.42%	3.32%	2.64%	3.18%	2.94%	2.39%	5.32%	4.45%	3.66%	7.73%	4.51%	3.32%	9.98%	5.60%	4.40%	9.99%		9.31%	[1]	Oct. 02, 2018	7.51%	4.44%	3.84%

[1]	(a)Since inception October 2, 2018.